Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

April 29, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) on behalf of Eaton Vance Richard Bernstein Market Opportunities Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated April 17, 2015 to the Prospectus dated September 2, 2014.  The purpose of the filing is to submit the 497(e) filing dated April 17, 2015 in XBRL for the Funds.

Please contact me at (617) 672-8055, or fax number (617) 672-1055 if you have any questions or comments.

Very truly yours,

/s/ Deanna Foley

Deanna Foley

Assistant Vice President